Fair value - Financial assets (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial assets measured at amortized cost
Financial assets at amortised cost	€ 162,834	€ 181,407	€ 194,335
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss	3,994	3,883	3,755
Financial assets at fair value through OCI
Financial assets measured at fair value through other comprehensive income	0	0	307
Trade receivables
Financial assets measured at amortized cost
Financial assets at amortised cost	53,052	52,698	51,043
Other financial assets (non-current)
Financial assets measured at amortized cost
Financial assets at amortised cost	423	493	404
Other current non-trade receivables
Financial assets measured at amortized cost
Financial assets at amortised cost	7,055	643	2,021
Cash & cash equivalents
Financial assets measured at amortized cost
Financial assets at amortised cost	102,304	127,573	140,867
Derivatives
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss	0	139	261
Convertible loan
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss	3,994	3,744	3,494
Non-listed equity investments
Financial assets at fair value through OCI
Financial assets measured at fair value through other comprehensive income	0	0	307
Fair value
Financial assets measured at amortized cost
Financial assets at amortised cost	162,834	181,407	194,335
Fair value | Trade receivables
Financial assets measured at amortized cost
Financial assets at amortised cost	53,052	52,698	51,043
Fair value | Other financial assets (non-current)
Financial assets measured at amortized cost
Financial assets at amortised cost	423	493	404
Fair value | Other current non-trade receivables
Financial assets measured at amortized cost
Financial assets at amortised cost	7,055	643	2,021
Fair value | Cash & cash equivalents
Financial assets measured at amortized cost
Financial assets at amortised cost	€ 102,304	€ 127,573	€ 140,867